Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses
	Six months ended June 30,	Six months ended June 30,
	2025	2024

Payroll and related benefits (including share-based compensation)	2,677	2,712
Materials, subcontracted work and consulting	333	355
Clinical trials	29	109
Others	336	360
	3,375	3,536